Exploration and Evaluation Assets (Narrative) (Details)							1 Months Ended					12 Months Ended
	May 06, 2022 USD ($)	Mar. 15, 2021 CAD ($)	May 06, 2020 USD ($)	Nov. 05, 2019 CAD ($) Shares oz shares	Sep. 09, 2019 USD ($)	Aug. 08, 2019 USD ($)	Apr. 30, 2022 USD ($)	Feb. 23, 2022	Feb. 01, 2022 USD ($)	Aug. 19, 2021 USD ($)	Jul. 21, 2021 USD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)	Sep. 20, 2021	Sep. 07, 2021 Shares	Aug. 03, 2021 USD ($)	Jul. 21, 2021 $ / shares	Jul. 21, 2021 USD ($) Shares	Jul. 20, 2021 Shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Cash payment												$ 18,731,540	$ 0
Percentage of net smelter royalty on certain concessions								2.00%
Panuco Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | Shares															6,245,902
Panuco Property [Member] | Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash payment	$ 5,000,000
Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																			100.00%
Number of shares issued | Shares															4,944,672				4,944,672
Common stock price per share | $ / shares																			$ 2.44
Value of shares issued for acquisition																$ 9,500,000
Canam Royalties Mexico, S.A. de C.V. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired												100.00%
Percentage of net smelter royalty on certain concessions								0.50%
Northbase Resources Inc [Member] | Blueberry Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired														100.00%
Canam Alpine Ventures Ltd [Member] | Panuco-Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																		100.00%
Consideration paid in cash				$ 45,000
Number of shares issued | Shares				6,000,000
Number of milestone shares issued | shares				12,000,000
Common shares issued at closing of transaction | shares				250,000
Aggregate common shares issued as finder fees | shares				750,000
Amount of contingent consideration related to two milestone events				$ 296,250
Amount of contingent consideration related to finders fees				$ 12,344
Contingent consideration recognised as of acquisition date												$ 308,595
Canam Alpine Ventures Ltd [Member] | Panuco-Copala Property [Member] | Milestone event 1 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of milestone shares issued | shares				6,500,000
Additional common share issued on each milestone occurrence | shares				250,000
Canam Alpine Ventures Ltd [Member] | Panuco-Copala Property [Member] | Milestone event 2 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gold equivalent required | oz				200,000
Number of milestone shares issued | shares				5,500,000
Additional common share issued on each milestone occurrence | shares				250,000
Canam Alpine Ventures Ltd [Member] | Panuco Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																		100.00%
Number of shares issued | Shares																		6,245,902
Cash payment							$ 6,100,000		$ 850,000	$ 250,000	$ 4,250,000
Common stock price per share | $ / shares																	$ 2.44
Value of shares issued for acquisition																		$ 12,000,000
Minera Rio Panuco S.A. [Member] | Panuco-Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest in certain concessions and assets						100.00%
Amount spent in exploration by second anniversary date						$ 2,000,000
Cumulative payment on agreement						$ 23,000,000
Extension payment on agreement			$ 80,000
Silverstone Resources S.A [Member] | Panuco-Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest in certain concessions and assets					100.00%
Amount spent in exploration by second anniversary date					$ 1,423,000
Cumulative payment on agreement					$ 20,000,000
Net smelter royalty					3.00%
Reduction percentage of net smelter royalty					1.50%
Percentage of interest or property right on mining concessions					10.00%
Cariboo Rose Resources [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		60.00%
Cariboo Rose Resources [Member] | Carruthers Pass Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		60.00%
Stage payments		$ 400,000										400,000
Value of shares issued for acquisition		250,000										$ 250,000
Exploration expenses		$ 3,000,000
Option payment													$ 20,000
Vizsla Copper [Member] | Carruthers Pass Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired														100.00%